SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-1567322
Plan number	002
Total Investments	$ 1,409,018
Notes Receivable from Participants	$ 6,932
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Common and commingled trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 1,238,928
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	49,860
Prudential Insurance Wrap Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	28,896
Investment, Identifier [Axis]: Arrowstreet International Equity ACWI ex US CIT Class A | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	56,638
Investment, Identifier [Axis]: BlackRock Bond Index Fund | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	56,456
Investment, Identifier [Axis]: BlackRock Extended Market Index Fund | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	79,899
Investment, Identifier [Axis]: BlackRock LifePath® Index 2030 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	71,929
Investment, Identifier [Axis]: BlackRock LifePath® Index 2035 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,598
Investment, Identifier [Axis]: BlackRock LifePath® Index 2040 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	135,421
Investment, Identifier [Axis]: BlackRock LifePath® Index 2045 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,152
Investment, Identifier [Axis]: BlackRock LifePath® Index 2050 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	49,306
Investment, Identifier [Axis]: BlackRock LifePath® Index 2055 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	24,906
Investment, Identifier [Axis]: BlackRock LifePath® Index 2060 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	22,287
Investment, Identifier [Axis]: BlackRock LifePath® Index 2065 Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,362
Investment, Identifier [Axis]: BlackRock LifePath® Index Retirement Fund O | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	49,581
Investment, Identifier [Axis]: BlackRock Non-U.S. Equity Index Fund | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	81,217
Investment, Identifier [Axis]: BlackRock S&P 500 Equity Index Fund | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	501,190
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio - Class I | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	570
Investment, Identifier [Axis]: Fidelity® Strategic Real Return Fund Class K6 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,737
Investment, Identifier [Axis]: Mattel Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,257
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance Co (Contract #GAC38178) | 2.46%, No Due Date
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 21,497
Investment, interest rate	2.94%
Investment, Identifier [Axis]: Morley Blended Stable Value | 2.09%, No Due Date
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 6,431
Investment, interest rate	2.48%
Investment, Identifier [Axis]: Morley Blended Stable Value | 2.27%, No Due Date
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 25,103
Investment, interest rate	2.84%
Investment, Identifier [Axis]: Morley Income Fund III | 2.44%, No Due Date
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 30,007
Investment, interest rate	2.98%
Investment, Identifier [Axis]: PIMCO Income Fund Institutional Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 40,059
Investment, Identifier [Axis]: Prudential Core Conservative Intermediate Bond Fund | 2.09%, No Due Date
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 22,465
Investment, interest rate	2.48%
Investment, Identifier [Axis]: SMID Cap Research Equity (Series 4) Portfolio | Common and Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 62,986
Investment, Identifier [Axis]: State Street Government Short Term Investment Fund | Guaranteed Investment Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,470
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 3,494